Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Derivative Instruments
The notional amounts and fair values of derivative financial instruments not designated as hedging instruments were as follows (in thousands):

	September 30, 2021				December 31, 2020
	Fair value				Fair value
	Derivative assets	Derivative liabilities	Notional Amount		Derivative assets	Derivative liabilities	Notional Amount

IRLCs	$14,476	$50,510	$16,908,591	(a)	$60,248	$670	$10,594,329	(a)
FLSCs	129,331	10,924	27,265,436		824	65,567	16,602,739

Total	$143,807	$61,434			$61,072	$66,237

(a)	Adjusted for pullthrough rates of 88% and 92%, respectively.

United Wholesale Mortgage L L C [Member]
Schedule of Derivative Instruments
The following summarizes derivative instruments (in thousands):

	December 31, 2020			December 31, 2019
	Fair Value	Notional Amount		Fair Value	Notional Amount
IRLCs, net	$59,579	$10,594,329	(a)	$16,786	$6,727,739	(a)
FLSCs, net	(64,743)	16,602,739		(14,506)	10,674,680

Total	$(5,164)			$2,280

(a)	Adjusted for pullthrough rates of 92% and 81%, respectively.